PowerShares VRDO Tax-Free Weekly Portfolio (Prospectus Summary) | PowerShares VRDO Tax-Free Weekly Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio
Investment Objective
The PowerShares VRDO Tax-Free Weekly Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Bloomberg US Municipal AMT-Free Weekly VRDO Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares VRDO Tax-Free Weekly Portfolio
Management Fees (unitary management fee)	0.25%
Other Expenses	none
Total Annual Fund Operating Expenses	0.25%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares VRDO Tax-Free Weekly Portfolio	26	80	141	318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in variable rate demand obligation ("VRDO") bonds that are exempt from federal income tax with interest rates that reset weekly, which comprise the Underlying Index. Strictly in accordance with its existing guidelines and mandated procedures, Bloomberg
Finance L.P. ("Bloomberg" or the "Index Provider") compiles and calculates the
Underlying Index, which is comprised of municipal securities issued in the primary market as VRDOs. Bonds in the Underlying Index must be rated in a "top"
category (as defined by the Index Provider) by a nationally recognized statistical rating organization. Bonds in the "top" category include those rated by Moody's Investors Services, Inc. ("Moody's") as A-3 for long-term bonds or
Prime-2 for short-term bonds; by Standard & Poor's, a division of The
McGraw-Hill Company, Inc. ("S&P") as A- for long-term bonds or A-2 for short-term bonds; and by Fitch Ratings, Inc. ("Fitch") as A- for long-term bonds or F-2 for short-term bonds. The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Variable Rate Debt Obligations Risk. There may not be an active secondary market with respect to particular variable rate instruments in which the Fund invests, which could make disposing of a variable rate instrument difficult during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or the Remarketing Agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.

Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities.
Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service ("IRS") determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Municipal Insurance Risk. The municipal securities that the Fund holds may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or
(iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Tax Risk. There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund's net investment income could fall.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Sampling Risk. The Fund's use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index.
As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the
Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units (as defined below) principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. Additionally, the Fund's use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints. In addition to the above, the
Fund's correlation to its Underlying Index may be adversely affected by a low yield environment.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

Best Quarter Worst Quarter 0.86% (1st Quarter 2008) 0.07% (2nd Quarter 2010)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares VRDO Tax-Free Weekly Portfolio	Return Before Taxes		0.53%	1.41%	Nov. 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio After Taxes on Distributions	Return After Taxes on Distributions		0.53%	1.41%	Nov. 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		0.53%	1.41%	Nov. 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio Blended – Bloomberg US Municipal AMT-Free Weekly VRDO Index	Bloomberg US Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes)	[1]	0.25%
PowerShares VRDO Tax-Free Weekly Portfolio Bloomberg US Municipal AMT-Free Weekly VRDO Index	Blended - Bloomberg US Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes)	[2]	0.25%	4.62%	Nov. 15, 2007
PowerShares VRDO Tax-Free Weekly Portfolio Barclays Capital Municipal 1 Year Index	Barclays Capital Municipal 1 Year Index (reflects no deduction for fees, expenses or taxes)		1.58%	2.83%	Nov. 15, 2007
[1]	Effective August 5, 2010, the Fund's underlying index changed to the Bloomberg US Municipal AMT-Free Weekly VRDO Index. Prior to August 5, 2010, the Fund's original underlying index was the Thomson Municipal Market Data VRDO Index. "Since Inception" performance for the Bloomberg US Municipal AMT-Free Weekly VRDO Index is not available because the Index did not commence calculation and publication until August 5, 2010.
[2]	The data shown as "Blended" is comprised of the performance of the original underlying index from Fund inception through the index conversion date, August 5, 2010, followed by the performance of the new underlying index starting at the index conversion date and through December 31, 2011.